Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Customers acquisition [Member]
Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years	5 years
Trademark/Copy rights [Member]
Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years	5 years
Computer Software [Member]
Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years	5 years
Commercial Rights [Member] | Bottom of range [Member]
Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years	5 years
Commercial Rights [Member] | Top of range [Member]
Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	10 years	10 years